INCOME TAXES - Summary of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in deferred tax liability (asset) [abstract]
Recognized in net income	$ (31)	$ (176)	$ (150)
Foreign exchange	525	(698)	526
Non-capital losses
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	1,458	1,273	1,149
Recognized in net income	(95)	101	132
Recognized in equity	0	0	0
Business combinations and disposals	215	78	0
Foreign exchange	(55)	6	(8)
Balance, end of year	1,523	1,458	1,273
Difference between tax and carrying value
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(8,388)	(7,604)	(7,167)
Recognized in net income	126	75	18
Recognized in equity	(1,521)	113	(947)
Business combinations and disposals	(429)	(268)	(42)
Foreign exchange	580	(704)	534
Balance, end of year	(9,632)	(8,388)	(7,604)
Net deferred tax (liabilities) assets
Reconciliation of changes in deferred tax liability (asset) [abstract]
Balance, beginning of year	(6,930)	(6,331)	(6,018)
Recognized in net income	31	176	150
Recognized in equity	(1,521)	113	(947)
Business combinations and disposals	(214)	(190)	(42)
Foreign exchange	525	(698)	526
Balance, end of year	$ (8,109)	$ (6,930)	$ (6,331)